Goldman Sachs Asia Equity Fund
Goldman Sachs Asia Equity Fund—Summary
Investment Objective
The Goldman Sachs Asia Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 62 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Asia Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Asia Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.92%	0.92%	0.92%	0.77%
Total Annual Fund Operating Expenses		2.17%	2.92%	2.92%	1.77%
Expense Limitation	[1]	(0.57%)	(0.57%)	(0.57%)	(0.57%)
Total Annual Fund Operating Expenses After Expense Limitation		1.60%	2.35%	2.35%	1.20%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.164% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C and/or Institutional Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C and/or Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Asia Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		704	1,140	1,601	2,873
Class B Shares	Assuming complete redemption at end of period	738	1,150	1,688	3,024	Assuming no redemption	238	850	1,488	3,024
Class C Shares	Assuming complete redemption at end of period	338	850	1,488	3,202	Assuming no redemption	238	850	1,488	3,202
Institutional Shares		122	502	906	2,037

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 107% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Asian issuers (excluding Japanese issuers). Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. An Asian issuer is any company that either:

• Has a class of its securities whose principal securities market is in one or more Asian countries;

• Is organized under the laws of, or has a principal office in, an Asian country;

• Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more Asian countries; or

• Maintains 50% or more of its assets in one or more Asian countries.

The Fund may allocate its assets among the Asian countries (other than Japan) as determined from time to time by the Investment Adviser.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in: (i) equity investments in issuers located in non-Asian countries and Japan; and (ii) fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Asia Risk. Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Fund’s investments in Asian issuers increases the risks to the Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.

Foreign and Emerging Countries Risk. Foreign securities of Asian issuers may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C and Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
Best Quarter Q2 ’09 +31.18% Worst Quarter Q3 ’08 –25.68%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Asia Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years		Since Inception	Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(22.26%)		(1.45%)		6.82%		1.27%	Jul. 08, 1994
Returns Before Taxes Class B Shares	Returns Before Taxes		(22.39%)		(1.48%)		6.82%		0.07%	May 01, 1996
Returns Before Taxes Class C Shares	Returns Before Taxes		(19.15%)		(1.10%)		6.65%		0.29%	Aug. 15, 1997
Returns Before Taxes Institutional Shares	Returns Before Taxes		(17.39%)		0.07%		7.95%		1.14%	Feb. 02, 1996
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(22.12%)		(1.40%)		6.88%		1.23%	Jul. 08, 1994
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(14.17%)		(0.90%)		6.29%		1.18%	Jul. 08, 1994
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index Class A Shares	MSCI® All Country Asia ex-Japan (Net, USD, unhedged) Index	(reflects no deduction for fees or expenses)	(17.31%)	[1]	2.58%	[1]	11.32%	[1]
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index Class B Shares	MSCI® All Country Asia ex-Japan (Net, USD, unhedged) Index	(reflects no deduction for fees or expenses)	(17.31%)	[1]	2.58%	[1]	11.32%	[1]
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index Class C Shares	MSCI® All Country Asia ex-Japan (Net, USD, unhedged) Index	(reflects no deduction for fees or expenses)	(17.31%)	[1]	2.58%	[1]	11.32%	[1]
MSCI All Country Asia ex-Japan (Net, USD, unhedged) Index Institutional Shares	MSCI® All Country Asia ex-Japan (Net, USD, unhedged) Index	(reflects no deduction for fees or expenses)	(17.31%)	[1]	2.58%	[1]	11.32%	[1]
[1]	Performance for the MSCI® All Country Asia ex-Japan (Net, USD, unhedged) Index is provided since 2001.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)—Summary
Investment Objective
The Goldman Sachs BRIC Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 62 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs BRIC Fund (Brazil, Russia, India, China)		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs BRIC Fund (Brazil, Russia, India, China)		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Management Fees		1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.37%	0.37%	0.22%	0.37%
Total Annual Fund Operating Expenses		1.92%	2.67%	1.52%	1.67%
Fee Waiver	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.78%	2.53%	1.38%	1.53%
[1]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.16% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect the fee waiver currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs BRIC Fund (Brazil, Russia, India, China) (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		721	1,107	1,517	2,659
Class C Shares	Assuming complete redemption at end of period	356	816	1,403	2,992	Assuming no redemption	256	816	1,403	2,992
Institutional Shares		140	467	816	1,801
Class IR Shares		156	513	894	1,965

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 91% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in a portfolio of equity investments in Brazil, Russia, India and China (“BRIC countries”) or in issuers that participate in the markets of the BRIC countries. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures.

An issuer participates in the markets of the BRIC countries if the issuer:

• Has a class of its securities whose principal securities market is in a BRIC country;

• Is organized under the laws of, or has a principal office in, a BRIC country; or

• Maintains 50% or more of its assets in one or more BRIC countries.

Under normal circumstances, the Fund maintains investments in at least four emerging countries: Brazil, Russia, India and China. Generally, the Fund may invest in issuers that expose the Fund to the prevailing economic circumstances and factors present in the BRIC countries. The Fund may also invest in other emerging country issuers, in addition to BRIC country issuers.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in: (i) fixed income securities of private and government emerging country issuers; and (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940 (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

BRIC Risk. The Fund’s investment exposure to the BRIC countries will subject the Fund, to a greater extent than if investments were not made in those countries, to the risks of conditions and events that may be particular to those countries, such as: volatile economic cycles and/or securities markets; adverse exchange rates; social, political, regulatory, economic or environmental events; or natural disasters. The economies, industries, securities and currency markets of Brazil, Russia, India and China may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
Best Quarter Q2 ’09 +44.38% Worst Quarter Q3 ’08 –34.71%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs BRIC Fund (Brazil, Russia, India, China)	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(30.23%)	(1.99%)	2.87%	Jun. 30, 2006
Returns Before Taxes Class C Shares	Returns Before Taxes		(27.42%)	(1.60%)	3.15%	Jun. 30, 2006
Returns Before Taxes Institutional Shares	Returns Before Taxes		(25.90%)	(0.48%)	4.34%	Jun. 30, 2006
Returns Before Taxes Class IR Shares	Returns Before Taxes		(26.08%)		(10.90%)	Aug. 31, 2010
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(30.19%)	(2.29%)	2.59%	Jun. 30, 2006
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(19.61%)	(1.78%)	2.37%	Jun. 30, 2006
MSCI BRIC (Net, Unhedged, USD) Index Class A Shares	MSCI® BRIC (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(22.85%)	1.04%	5.83%	Jun. 30, 2006
MSCI BRIC (Net, Unhedged, USD) Index Class C Shares	MSCI® BRIC (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(22.85%)	1.04%	5.83%	Jun. 30, 2006
MSCI BRIC (Net, Unhedged, USD) Index Institutional Shares	MSCI® BRIC (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(22.85%)	1.04%	5.83%	Jun. 30, 2006
MSCI BRIC (Net, Unhedged, USD) Index Class IR Shares	MSCI® BRIC (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(22.85%)		(8.87%)	Aug. 31, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Emerging Markets Equity Fund—Summary
Investment Objective
The Goldman Sachs Emerging Markets Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 62 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Emerging Markets Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Service Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Emerging Markets Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Service Shares	Class IR Shares
Management Fees		1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.48%	0.48%	0.48%	0.33%	0.83%	0.48%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.48%	0.48%	0.48%	0.33%	0.33%	0.48%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.94%	2.69%	2.69%	1.54%	2.04%	1.69%
Fee Waiver	[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][3]	1.82%	2.57%	2.57%	1.42%	1.92%	1.57%
[1]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.08% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect the fee waiver currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Emerging Markets Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		725	1,115	1,529	2,681
Class B Shares	Assuming complete redemption at end of period	760	1,124	1,614	2,832	Assuming no redemption	260	824	1,414	2,832
Class C Shares	Assuming complete redemption at end of period	360	824	1,414	3,013	Assuming no redemption	260	824	1,414	3,013
Institutional Shares		145	475	828	1,824
Service Shares		195	628	1,087	2,359
Class IR Shares		160	521	907	1,988

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 121% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most Central and South American, African, Middle Eastern, Asian and Eastern European nations.

An emerging country issuer is any company that either:

• Has a class of its securities whose principal securities market is in an emerging country;

• Is organized under the laws of, or has a principal office in, an emerging country;

• Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or

• Maintains 50% or more of its assets in one or more emerging countries.

Under normal circumstances, the Fund maintains investments in at least six emerging countries, and will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may invest in: (i) fixed income securities of private and government emerging country issuers; and (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

The Fund may invest heavily in issuers located in Brazil, Russia, India and China, and therefore may be particularly exposed to the economies, industries, securities and currency markets of these four countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Best Quarter Q2 ’09 +36.68% Worst Quarter Q4 ’08 -29.14%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Emerging Markets Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(24.86%)	(2.10%)	10.70%	6.12%	Dec. 15, 1997
Returns Before Taxes Class B Shares	Returns Before Taxes		(24.99%)	(2.12%)	10.74%	6.25%	Dec. 15, 1997
Returns Before Taxes Class C Shares	Returns Before Taxes		(21.82%)	(1.72%)	10.55%	5.90%	Dec. 15, 1997
Returns Before Taxes Institutional Shares	Returns Before Taxes		(20.11%)	(0.59%)	11.84%	7.12%	Dec. 15, 1997
Returns Before Taxes Service Shares	Returns Before Taxes		(20.53%)	(1.08%)	11.30%	6.44%	Dec. 15, 1997
Returns Before Taxes Class IR Shares	Returns Before Taxes		(20.35%)			(3.62%)	Aug. 31, 2010
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(24.70%)	(3.51%)	9.96%	5.44%	Dec. 15, 1997
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(15.97%)	(2.11%)	9.48%	5.24%	Dec. 15, 1997
MSCI Emerging Markets (Net, Unhedged, USD) Index Class A Shares	MSCI® Emerging Markets (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(18.42%)	2.37%	13.52%	7.37%	Dec. 15, 1997
MSCI Emerging Markets (Net, Unhedged, USD) Index Class B Shares	MSCI® Emerging Markets (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(18.42%)	2.37%	13.52%	7.37%	Dec. 15, 1997
MSCI Emerging Markets (Net, Unhedged, USD) Index Class C Shares	MSCI® Emerging Markets (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(18.42%)	2.37%	13.52%	7.37%	Dec. 15, 1997
MSCI Emerging Markets (Net, Unhedged, USD) Index Institutional Shares	MSCI® Emerging Markets (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(18.42%)	2.37%	13.52%	7.37%	Dec. 15, 1997
MSCI Emerging Markets (Net, Unhedged, USD) Index Service Shares	MSCI® Emerging Markets (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(18.42%)	2.37%	13.52%	7.37%	Dec. 15, 1997
MSCI Emerging Markets (Net, Unhedged, USD) Index Class IR Shares	MSCI® Emerging Markets (Net, Unhedged, USD) Index	(reflects no deduction for fees or expenses)	(18.42%)			(2.03%)	Aug. 31, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs N-11 Equity Fund
Goldman Sachs N-11 Equity Fund—Summary
Investment Objective
The Goldman Sachs N-11 Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 62 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs N-11 Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs N-11 Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Management Fees		1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		2.37%	2.37%	2.22%	2.37%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	3.93%	4.68%	3.53%	3.68%
Fee Waiver and Expense Limitation	[2]	(2.13%)	(2.13%)	(2.13%)	(2.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[1][3]	1.80%	2.55%	1.40%	1.55%
[1]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.19% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.164% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 28, 2013 and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs N-11 Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		723	1,498	2,290	4,345
Class C Shares	Assuming complete redemption at end of period	358	1,221	2,190	4,638	Assuming no redemption	258	1,221	2,190	4,638
Institutional Shares		143	886	1,650	3,663
Class IR Shares		158	930	1,723	3,797

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but will be reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 73%.
Principal Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in a portfolio of equity investments that are tied economically to the “N-11 countries,” as defined below, or in issuers that participate in the markets of the N-11 countries. The Investment Adviser considers an investment to be tied economically to the N-11 countries if the investment is included in an index representative of one or more N-11 countries, the investment’s returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of one or more N-11 countries.

An issuer participates in the markets of the N-11 countries if the issuer:

• Has a class of its securities whose principal securities market is in a N-11 country;

• Is organized under the laws of, or has a principal office in, a N-11 country;

• Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more N-11 countries; or

• Maintains 50% or more of its assets in one or more N-11 countries.

The “N-11 countries” are countries that have been identified by the Goldman Sachs Global Economics, Commodities, and Strategy Research Team as the “Next Eleven” emerging countries after the BRICs (i.e., after Brazil, Russia, India and China) that share the potential to experience high economic growth and be important contributors to global gross domestic product (GDP) in the future.

The N-11 countries are Bangladesh, Egypt, Indonesia, Iran, Mexico, Nigeria, Pakistan, Philippines, South Korea, Turkey and Vietnam. The Fund will not invest in issuers organized under the laws of Iran, or domiciled in Iran, or in certain other issuers as necessary to comply with U.S. economic sanctions against Iran. Only securities open to foreign ownership by U.S. investors are eligible for investment by the Fund, and in some instances the Fund may be subject to foreign ownership limitations in these countries. The Fund may not be invested in all of the N-11 countries at all times. Under normal circumstances, the Fund maintains investments that are tied economically to and/or issuers that participate in the markets of at least four of the N-11 countries, and will not invest more than 50% of its Net Assets in investments that are tied economically to and/or issuers that participate in the markets of any one country.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or exchange-traded funds (“ETFs”)), and rights and warrants. The Fund’s equity investments may also include equity swaps, equity index swaps, futures, participation notes, options and other derivatives and structured securities, which are used primarily to gain broad access to markets and/or individual securities that may be difficult to access via direct investment in equity securities.

The Fund’s investments are selected using a strong valuation discipline based on industry specific metrics, to purchase what the Investment Adviser believes are well positioned, cash-generating businesses run by shareholder-oriented management teams. From a valuation perspective, the Investment Adviser generally looks for companies where its proprietary estimate of their earnings, asset value or cash flow is meaningfully different from consensus; or where the Investment Adviser believes growth in intrinsic value is not reflected in the share price. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to the Fund’s other holdings, and how the addition will impact the Fund’s sector and industry weightings. The largest weightings are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments may include companies of all capitalization sizes.

The Fund may invest in: (i) developed country investments and other emerging country investments; and (ii) fixed income investments, including non-investment grade fixed income securities.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940 (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Derivatives Risk. The risk that loss may result from the Fund’s investments in equity swaps, equity index swaps, futures, participation notes, options and structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

The Fund will invest heavily in issuers located in or that participate in the markets of Bangladesh, Egypt, Indonesia, Mexico, Nigeria, Pakistan, Philippines, South Korea, Turkey and Vietnam and therefore will be particularly exposed to the economies, industries, securities and currency markets of these countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S. The N-11 countries currently generally have smaller economies or less developed capital markets than traditional emerging markets countries, and, as a result, the risks of investing in emerging market countries are magnified in these countries.

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Participation Notes Risk. Participation notes are designed to track the return of a particular underlying equity or debt security, currency, or market. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and must rely on the creditworthiness of the counterparty to the transaction.

Sector Risk. To the extent the Fund invests a significant amount of its assets in one or more sectors, such as the financial services or telecommunications sectors, the Fund will be subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different sectors.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The Fund commenced operations on February 16, 2011. No performance information for the Fund is provided because the Fund has less than one calendar year of performance as of the date of this Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.